Sensitivity analysis for Interest rates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Increase (decrease) of income before income tax [Member]
Disclosure of Sensitivity analysis for Interest rates [Line Items]
1% Increase	₩ (27,198)	₩ (32,678)
1% Decrease	27,198	32,678
Increase (decrease) of shareholder’s equity [Member]
Disclosure of Sensitivity analysis for Interest rates [Line Items]
1% Increase	(27,198)	(32,678)
1% Decrease	₩ 27,198	₩ 32,678